Organization and Principal Activities - Schedule of Subsidiary Companies (Parentheticals) (Details)	12 Months Ended
Mar. 31, 2025 HKD ($)
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Sep. 15, 2022
Issued share capital	$ 202
Kamui Development Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Oct. 24, 2022
Issued share capital	$ 1
KLA-iBotics Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	May 20, 2025
Issued share capital
Kamui Cold Chain Engineering & Service Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Oct. 26, 2015
Issued share capital	$ 100
Kamui Logistics Automation System Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jan. 22, 2013
Issued share capital	$ 10,000
Jingxing Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Apr. 29, 2025
Issued share capital	$ 7,000
Jingxing Storage Equipment Engineering (H.K.) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jan. 14, 2000
Issued share capital	$ 1,000
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Dec. 16, 2016
Issued share capital	$ 1
Vincit EngTech Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jul. 14, 2023
Issued share capital	$ 1,000
Ownership percentage	75.00%
Vincit Build Solution Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	May 10, 2023
Issued share capital	$ 100
Ownership percentage	51.00%
Alvin Design and Construction Company Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Oct. 03, 2018
Issued share capital	$ 180,000
Acquired date	Sep. 11, 2023
Reitar Capital Partners Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	May 11, 2020
Issued share capital	$ 100
Reitar Logtech Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jun. 03, 2020
Issued share capital	$ 100
Reitar Cold Chain Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Feb. 26, 2021
Issued share capital	$ 100
Reitar Properties Leasing Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Mar. 01, 2022
Issued share capital	$ 100
Reithub Consulting Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Feb. 28, 2022
Issued share capital	$ 100
Reitar Asset Management Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jun. 14, 2022
Issued share capital	$ 100
Cogen Advisory Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Sep. 01, 2022
Issued share capital	$ 100
Ownership percentage	51.00%
Cogen Investment (WS) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Feb. 01, 2023
Issued share capital	$ 100
Cogen Operation Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Sep. 30, 2022
Issued share capital	$ 10,000
Acquired date	May 15, 2023
Winner Logistics Network Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Aug. 01, 2024
Issued share capital	$ 10,000
Acquired date	Nov. 15, 2024
A.R.E. Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	May 22, 2025
Issued share capital	$ 100
A.R.E. CommTech Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jun. 02, 2025
Issued share capital	$ 1
Pine Forest Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date	Jul. 09, 2025
Issued share capital	$ 100